Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	HONGLI GROUP INC.
Trading Symbol	HLP
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	12,238,750
Amendment Flag	false
Entity Central Index Key	0001855557
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41671
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 777
Entity Address, Address Line Two	Daiyi Road
Entity Address, Address Line Three	Changle County
Entity Address, City or Town	Weifang City
Entity Address, Country	CN
Entity Address, Postal Zip Code	262400
Title of 12(b) Security	Ordinary shares, par value $0.0001
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	587
Auditor Name	RBSM LLP
Auditor Location	New York
Business Contact
Document Information Line Items
Entity Address, Address Line One	No. 777
Entity Address, Address Line Two	Daiyi Road
Entity Address, Address Line Three	Changle County
Entity Address, City or Town	Weifang City
Entity Address, Country	CN
Entity Address, Postal Zip Code	262400
Contact Personnel Name	Jie Liu
City Area Code	+86
Local Phone Number	0535-2180886
Contact Personnel Email Address	zongjingban@hongli-profile.com